Voyage and vessel operating expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Direct Operating Costs [Abstract]
Port Charges	$ 33
Bunkers	43	59	50
Commissions	1,328	672	217
Voyage Expenses	1,404	731	267
Operating Costs And Expenses [Abstract]
Crew wages and related costs	14,460	5,283	1,251
Insurance	1,392	582	160
Spares and consumable stores	8,216	3,647	1,278
Repairs and maintenance	4,403	1,468	138
Tonnage taxes	136	27	13
Miscellaneous	362	127	45
Vessel Operating Expenses	$ 28,969	$ 11,134	$ 2,885